Intangible assets - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	R$ 234,088	R$ 239,728
Business combination	62,789
Additions	23,345	(3,089)
Disposals	(7,801)	(2,551)
Impairment	(4,764)
Intangible assets ending balance	307,657	234,088
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	282,373	263,906
Business combination	62,794
Additions	49,177	21,283
Disposals	(7,801)	(2,816)
Impairment	(4,764)
Intangible assets ending balance	381,779	282,373
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	118,706	118,706
Business combination	24,488
Intangible assets ending balance	143,194	118,706
Cost [member] | Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	97,355	97,355
Business combination	2,103
Disposals	(30)
Intangible assets ending balance	99,428	97,355
Cost [member] | Trademark use right [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	12,491	12,491
Intangible assets ending balance	12,491	12,491
Cost [member] | Trademarks and patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	45	45
Business combination	1,659
Intangible assets ending balance	1,704	45
Cost [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	43,063	30,394
Business combination	34,544
Additions	22,840	16,514
Disposals		(2,550)
Transfers		(1,295)
Impairment	(4,764)
Intangible assets ending balance	95,683	43,063
Cost [member] | Licenses for use - payment arrangements [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	5,527	4,039
Additions	5,910	1,488
Intangible assets ending balance	11,437	5,527
Cost [member] | Software in progress [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	4,486
Additions	19,701	3,281
Disposals	(7,071)	(90)
Transfers		1,295
Intangible assets ending balance	17,116	4,486
Cost [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	700	876
Additions	726
Disposals	(700)	(176)
Intangible assets ending balance	726	700
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(48,285)	(24,178)
Business combination	(5)
Additions	(25,832)	(24,372)
Disposals		265
Intangible assets ending balance	(74,122)	(48,285)
Accumulated Amortization [member] | Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(16,811)	(7,477)
Additions	(9,760)	(9,344)
Disposals		10
Intangible assets ending balance	(26,571)	(16,811)
Accumulated Amortization [member] | Trademark use right [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(12,491)	(8,658)
Additions		(3,833)
Intangible assets ending balance	(12,491)	(12,491)
Accumulated Amortization [member] | Trademarks and patents [member]
Disclosure of detailed information about intangible assets [line items]
Additions	(113)
Intangible assets ending balance	(113)
Accumulated Amortization [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(17,030)	(6,940)
Business combination	(5)
Additions	(13,311)	(10,169)
Disposals		255
Transfers		(176)
Intangible assets ending balance	(30,346)	(17,030)
Accumulated Amortization [member] | Licenses for use - payment arrangements [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(1,236)	(801)
Additions	(2,278)	(611)
Transfers		176
Intangible assets ending balance	(3,514)	(1,236)
Accumulated Amortization [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(717)	(302)
Additions	(370)	(415)
Intangible assets ending balance	R$ (1,087)	R$ (717)